JPMorgan Value Advantage Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.6%
Aerospace & Defense — 2.0%
General Dynamics Corp.	246	84,429
RTX Corp.	399	76,989
		161,418
Air Freight & Logistics — 0.9%
FedEx Corp.	212	75,655
Banks — 6.6%
Bank of America Corp.	1,873	91,314
Fifth Third Bancorp	1,086	50,446
First Citizens BancShares, Inc., Class A	23	44,169
M&T Bank Corp.	484	100,092
Regions Financial Corp.	1,639	42,810
Wells Fargo & Co.	2,549	202,888
		531,719
Beverages — 0.2%
Keurig Dr Pepper, Inc.	715	18,818
Biotechnology — 3.5%
AbbVie, Inc.	704	153,111
Regeneron Pharmaceuticals, Inc.	118	91,249
Vertex Pharmaceuticals, Inc. *	79	35,191
		279,551
Broadline Retail — 1.4%
Amazon.com, Inc. *	562	117,042
Building Products — 0.9%
Carlisle Cos., Inc.	95	31,764
Hayward Holdings, Inc. *	2,990	40,007
		71,771
Capital Markets — 3.8%
Charles Schwab Corp. (The)	796	74,761
Morgan Stanley	377	62,053
Raymond James Financial, Inc.	381	55,172
State Street Corp.	911	115,354
		307,340
Chemicals — 0.5%
PPG Industries, Inc.	359	38,382
Communications Equipment — 0.6%
Cisco Systems, Inc.	647	50,165
Construction & Engineering — 0.8%
WillScot Holdings Corp. (a)	3,976	69,015
Construction Materials — 0.6%
Martin Marietta Materials, Inc.	79	46,725

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Finance — 2.2%
American Express Co.	114	34,370
Capital One Financial Corp.	782	142,763
		177,133
Consumer Staples Distribution & Retail — 1.2%
BJ's Wholesale Club Holdings, Inc. *	573	56,406
Performance Food Group Co. *	461	39,510
		95,916
Containers & Packaging — 2.1%
Packaging Corp. of America	306	65,004
Silgan Holdings, Inc.	1,278	49,580
Smurfit Westrock plc	1,342	53,454
		168,038
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	2,748	79,675
Electric Utilities — 3.1%
NextEra Energy, Inc.	1,015	94,273
PG&E Corp.	3,387	59,507
Xcel Energy, Inc.	1,170	92,991
		246,771
Electrical Equipment — 2.1%
Eaton Corp. plc	301	107,633
Emerson Electric Co.	479	62,824
		170,457
Electronic Equipment, Instruments & Components — 2.1%
CDW Corp.	389	47,083
Jabil, Inc.	240	63,648
TD SYNNEX Corp.	329	55,555
		166,286
Entertainment — 1.7%
Walt Disney Co. (The)	1,095	105,559
Warner Music Group Corp., Class A	1,153	29,435
		134,994
Financial Services — 5.3%
Berkshire Hathaway, Inc., Class B *	614	294,318
Corpay, Inc. *	266	77,466
MGIC Investment Corp.	2,274	59,677
		431,461
Food Products — 1.5%
Mondelez International, Inc., Class A	1,005	57,927
Post Holdings, Inc. *	668	66,063
		123,990

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — 1.8%
JB Hunt Transport Services, Inc.	285	60,445
Union Pacific Corp.	346	83,887
		144,332
Health Care Equipment & Supplies — 0.9%
Medtronic plc	806	69,862
Health Care Providers & Services — 6.0%
Cencora, Inc.	330	103,719
Cigna Group (The)	383	102,214
HCA Healthcare, Inc.	84	39,769
Henry Schein, Inc. *	816	60,146
Humana, Inc.	232	40,243
Labcorp Holdings, Inc.	352	93,885
UnitedHealth Group, Inc.	155	41,922
		481,898
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.	1,282	24,556
Hotels, Restaurants & Leisure — 2.7%
Booking Holdings, Inc.	22	91,057
Darden Restaurants, Inc.	167	32,733
McDonald's Corp.	308	95,726
		219,516
Household Durables — 0.4%
Mohawk Industries, Inc. *	356	35,091
Household Products — 0.9%
Procter & Gamble Co. (The)	480	69,345
Industrial REITs — 0.3%
EastGroup Properties, Inc.	147	27,102
Insurance — 4.4%
Arch Capital Group Ltd. *	373	35,845
Chubb Ltd.	179	58,257
Kinsale Capital Group, Inc.	123	42,006
Loews Corp.	909	96,992
Marsh & McLennan Cos., Inc.	261	45,300
Travelers Cos., Inc. (The)	273	79,708
		358,108
Interactive Media & Services — 2.4%
Alphabet, Inc., Class C	330	94,681
Meta Platforms, Inc., Class A	176	100,375
		195,056
IT Services — 1.1%
Accenture plc, Class A	306	60,690
GoDaddy, Inc., Class A *	338	27,911
		88,601

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Life Sciences Tools & Services — 0.7%
IQVIA Holdings, Inc. *	318	54,199
Machinery — 2.0%
Dover Corp.	522	108,899
Middleby Corp. (The) *	381	50,438
		159,337
Media — 1.2%
Nexstar Media Group, Inc.	233	42,148
Omnicom Group, Inc. (a)	750	56,507
		98,655
Multi-Utilities — 0.4%
Public Service Enterprise Group, Inc.	382	30,908
Oil, Gas & Consumable Fuels — 5.9%
Chevron Corp.	501	103,594
ConocoPhillips	1,080	142,539
EOG Resources, Inc.	900	130,133
Kinder Morgan, Inc.	1,310	43,928
Williams Cos., Inc. (The)	742	53,987
		474,181
Passenger Airlines — 0.6%
Southwest Airlines Co.	1,268	47,631
Personal Care Products — 0.5%
elf Beauty, Inc. *	713	43,218
Pharmaceuticals — 3.1%
Johnson & Johnson	640	156,406
Merck & Co., Inc.	783	94,236
		250,642
Professional Services — 1.7%
Andersen Group, Inc., Class A * (a)	592	16,115
Booz Allen Hamilton Holding Corp., Class A	509	39,689
Paylocity Holding Corp. *	257	27,817
TransUnion	836	57,830
		141,451
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A *	191	25,893
Residential REITs — 1.8%
American Homes 4 Rent, Class A	1,633	45,594
AvalonBay Communities, Inc.	165	26,882
Mid-America Apartment Communities, Inc.	633	77,290
		149,766
Retail REITs — 1.1%
Regency Centers Corp.	1,154	87,343

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 2.5%
Analog Devices, Inc.	216	68,733
Texas Instruments, Inc.	673	130,631
		199,364
Specialized REITs — 2.3%
Equinix, Inc.	53	52,009
Public Storage	225	60,967
Rayonier, Inc.	1,521	31,366
SBA Communications Corp.	242	41,642
		185,984
Specialty Retail — 3.2%
AutoZone, Inc. *	17	55,835
Best Buy Co., Inc.	748	48,021
Lowe's Cos., Inc.	412	97,342
Murphy USA, Inc.	110	54,402
		255,600
Technology Hardware, Storage & Peripherals — 1.9%
Hewlett Packard Enterprise Co.	4,229	100,698
Western Digital Corp.	203	54,904
		155,602
Textiles, Apparel & Luxury Goods — 1.3%
Columbia Sportswear Co.	779	42,718
Kontoor Brands, Inc.	605	42,489
NIKE, Inc., Class B	335	17,674
		102,881
Tobacco — 1.8%
Philip Morris International, Inc.	861	142,414
Total Common Stocks (Cost $5,299,218)		7,880,858
Short-Term Investments — 3.3%
Investment Companies — 2.7%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $216,067)	216,007	216,029
Investment of Cash Collateral from Securities Loaned — 0.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c) (Cost $47,870)	47,870	47,870
Total Short-Term Investments (Cost $263,937)		263,899
Total Investments — 100.9% (Cost $5,563,155)		8,144,757
Liabilities in Excess of Other Assets — (0.9)%		(74,392)
NET ASSETS — 100.0%		8,070,365

Percentages indicated are based on net assets.

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2026. The total value of securities on loan at March 31, 2026 is $47,172.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2026.

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,144,757	$—	$—	$8,144,757

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$176,205	$2,282,160	$2,242,355	$71	$(52)	$216,029	216,007	$5,568	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	—	497,324	449,454	—	—	47,870	47,870	741	—
Total	$176,205	$2,779,484	$2,691,809	$71	$(52)	$263,899		$6,309	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.